Note 13 - Capital Management	6 Months Ended
Apr. 30, 2022
Statement Line Items [Line Items]
Disclosure of objectives, policies and processes for managing capital [text block]
13.	Capital management:

a)	Overview:

The Bank’s policy is to maintain a strong capital base in order to retain investor, creditor and market confidence as well as to support the future growth and development of the business. The impact of the level of capital held on shareholders’ return is an important consideration and the Bank recognizes the need to maintain a balance between the higher returns that may be possible with greater leverage and the advantages and security that may be afforded by a more robust capital position.

OSFI sets and monitors capital requirements for the Bank. Capital is managed in accordance with policies and plans that are regularly reviewed and approved by the Board of Directors and that take into account, amongst other items, forecasted capital requirements and current and anticipated financial market conditions.

Our objectives with respect to regulatory capital are to maintain adequate capital levels for the Bank to be considered well capitalized, protect consumer deposits and provide capacity to support organic growth as well as to capitalize on strategic opportunities that do not otherwise require accessing the public capital markets, all the while providing a satisfactory return to shareholders. The Bank’s regulatory capital is comprised of share capital, retained earnings and unrealized gains and losses on fair value through other comprehensive income securities (Common Equity Tier 1 capital), preferred shares (Additional Tier 1 capital) and subordinated notes (Tier 2 capital).

The Bank monitors its capital adequacy and related capital ratios on a daily basis and has policies setting internal targets and thresholds for its capital ratios. These capital ratios consist of the leverage ratio and the risk-based capital ratios.

The Bank makes use of the Standardized Approach for credit risk as prescribed by OSFI, and therefore, may include eligible ECL allowance amounts in its Tier 2 capital, up to a maximum of 1.25% of its credit risk-weighted assets calculated under the Standardized Approach. Further to this, and as a result of the onset of COVID-19 and the economic uncertainty precipitated by same, OSFI introduced guidance over the course of the second quarter of fiscal 2020 that set out transitional arrangements pertaining to the capital treatment of expected credit loss provisioning which allows for a portion of eligible ECL allowance amounts to be included in CET1 capital, on a transitional basis, over the course of the period ranging between 2020 and 2022 inclusive. The portion of the Bank’s ECL allowance that is eligible for inclusion in CET1 capital is calculated as the increase in the sum of Stage 1 and Stage 2 ECL allowance amounts estimated in the current period relative to the sum of Stage 1 and Stage 2 ECL allowance amounts estimated for the baseline period, which has been designated by OSFI to be the three months ended January 31, 2020, adjusted for tax effects and multiplied by a scaling factor. The scaling factor was set by OSFI at 70% for fiscal 2020, 50% for fiscal 2021 and 25% for fiscal 2022. The impact of the capital treatment of expected credit loss provisioning on the Bank’s capital levels and associated capital ratios is presented in the table below.

During the period ended April 30, 2022, there were no material changes in the Bank’s management of capital.

b)	Risk-Based Capital Ratios:

The Basel Committee on Banking Supervision has published the Basel III rules on capital adequacy and liquidity (“Basel III”). OSFI requires that all Canadian banks must comply with the Basel III standards on an “all-in” basis for the purpose of determining their risk-based capital ratios. Required minimum regulatory capital ratios are a 7.0% Common Equity Tier 1 capital ratio (“CET1”), an 8.5% Tier 1 capital ratio and a 10.5% total capital ratio, all of which include a 2.50% capital conservation buffer.

OSFI also requires banks to measure capital adequacy in accordance with guidelines for determining risk adjusted capital and risk-weighted assets including off-balance sheet credit instruments as specified in the Basel III regulations. Based on the deemed credit risk for each type of asset, both on and off balance sheet assets of the Bank are assigned a weighting ranging between 0% to 150% to determine the Bank’s risk weighted equivalent assets and its risk-based capital ratios.

The Bank’s risk-based capital ratios are calculated as follows:

(thousands of Canadian dollars)
	April 30	October 31
	2022	2021
	"Transitional"
	& "All in"	"All in"

Common Equity Tier 1 (CET1) capital
Directly issued qualifying common share capital	$228,439	$227,819
Retained earnings	99,285	90,644
Accumulated other comprehensive income	43	(4)
CET1 before regulatory adjustments	327,767	318,459
Regulatory adjustments applied to CET1	(11,804)	(12,751)
Common Equity Tier 1 capital	$315,963	$305,708

Additional Tier 1 capital
Directly issued qualifying Additional Tier 1 instruments	$13,647	$13,647
Total Tier 1 capital	$329,610	$319,355

Tier 2 capital
Directly issued Tier 2 capital instruments	$100,940	$97,910
Tier 2 capital before regulatory adjustments	100,940	97,910
Eligible stage 1 and stage 2 allowance	1,533	1,453
Total Tier 2 capital	$102,473	$99,363
Total regulatory capital	$432,083	$418,718
Total risk-weighted assets	$2,313,030	$2,013,544
Capital ratios
CET1 capital ratio	13.66%	15.18%
Tier 1 capital ratio	14.25%	15.86%
Total capital ratio	18.68%	20.80%

As at April 30, 2022 and October 31, 2021, the Bank exceeded all of the minimum Basel III regulatory capital requirements prescribed by OSFI.

c)	Leverage Ratio:

The leverage ratio, which is prescribed under the Basel III Accord, is a supplementary measure to the risk-based capital requirements and is defined as the ratio of Tier 1 capital to the Bank’s total exposures. The Basel III minimum leverage ratio is 3.0%. The Bank’s leverage ratio is calculated as follows:

(thousands of Canadian dollars)
	April 30	October 31
	2022	2021
	"Transitional"
	& "All in"	"All in"

On-balance sheet assets	$2,692,146	$2,415,086
Assets amounts adjusted in determining the Basel III
Tier 1 capital	(11,804)	(12,751)
Total on-balance sheet exposures	2,680,342	2,402,335

Total off-balance sheet exposure at gross notional amount	$366,780	$342,710
Adjustments for conversion to credit equivalent amount	(212,907)	(210,065)
Total off-balance sheet exposures	153,873	132,645

Tier 1 capital	329,610	319,355
Total exposures	2,834,215	2,534,980

Leverage ratio	11.63%	12.60%

As at April 30, 2022 and October 31, 2021, the Bank was in compliance with the leverage ratio prescribed by OSFI.